Income tax - Summary of income tax calculation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	R$ 5,448,556	R$ 4,985,967	R$ 3,936,348
Combined tax rate in Brazil	34.00%	34.00%	34.00%
Tax expense (income) at applicable tax rate	R$ 1,852,509	R$ 1,695,229	R$ 1,338,359
Tax effect of foreign tax rates	(13,009)	175,868	(43,572)
Effects from entities taxed at different taxation regimes	(1,195,792)	(1,051,135)	(1,174,605)
Tax effect of revenues exempt from taxation	(263,044)	(301,833)	(68,673)
Tax incentives	(16,463)	(13,503)	(17,835)
Tax effect of expense not deductible in determining taxable profit (tax loss)	(84,938)	(33,499)	(17,459)
Other tax effects for reconciliation between accounting profit and tax expense (income)	0	0	20,742
Tax expense (income)	279,263	471,127	36,957
Current tax expense (income)	842,992	432,043	586,659
Deferred tax expense (income) recognised in profit or loss	R$ (563,729)	R$ 39,084	R$ (549,702)